Acquisitions - 2014 Activity, Pro Forma (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended				3 Months Ended				6 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2014 Permian Basin [Member]	Mar. 31, 2014 Permian Basin [Member]	Jun. 30, 2013 Permian Basin [Member]	Mar. 31, 2013 Permian Basin [Member]	Jun. 30, 2014 Permian Basin [Member]	Jun. 30, 2013 Permian Basin [Member]
Business Acquisition [Line Items]
Revenues	$ 97,455		$ 72,418		$ 127,004	$ 107,979	$ 62,209	$ 44,391	$ 234,983	$ 106,600
Income from operations	24,064		23,189		63,192	52,193	26,872	14,656	115,385	41,527
Net income	$ (29,764)	[1]	$ 7,666	[1]	$ 27,823	$ 26,209	$ 19,337	$ 9,175	$ 54,033	$ 28,511
Basic earnings per common share					$ 0.55	$ 0.54	$ 0.49	$ 0.25	$ 1.09	$ 0.75
Diluted earnings per common share					$ 0.54	$ 0.54	$ 0.49	$ 0.25	$ 1.08	$ 0.74

[1]	For 2011, this amount does not include a pro forma income tax provision relating to becoming subject to income taxes as a result of the Merger.